EQUITY TRANSACTIONS - Narrative (Details)						12 Months Ended
	Dec. 23, 2022	Aug. 19, 2022 $ / shares shares	Jun. 27, 2022 $ / shares shares	May 31, 2022 shares	Apr. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Aug. 16, 2022 $ / shares shares	Jul. 12, 2021 $ / shares shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares						2,000,000,000		3,508,990
Share-based compensation, shares						47,419,000			22,029,560
Number of shares issued		1,556,667	1,120,000
Warrants exercise price | $ / shares		$ 6.00	$ 0.10								$ 68.10
Warrants offered to purchase shares			480,000
Issuance of ordinary shares from exercise of share options, shares							22,029,560
Combined purchase price of each ADS and accompanying Warrants | $ / shares			$ 10.00
Combined purchase price of each Pre-Funded Warrant and accompanying Warrants | $ / shares			9.90
Issue of shares related to restricted stock units incentive plan								34,632,130
Warrant convertible into common stock ratio	1.00%
ADS
EQUITY TRANSACTIONS
Warrants offered to purchase shares											1,000,000
Series A Warrants
EQUITY TRANSACTIONS
Warrants exercise price | $ / shares			$ 11.00
Warrants offered to purchase shares			1,600,000
Series B Warrants
EQUITY TRANSACTIONS
Warrants exercise price | $ / shares			$ 10.00
Warrants offered to purchase shares			1,600,000
Series A Warrants
EQUITY TRANSACTIONS
Warrants to purchase										1,556,667
Warrants exercise price | $ / shares		6.60	$ 11.00							$ 6.60
Series B Warrants
EQUITY TRANSACTIONS
Warrants to purchase										1,556,667
Warrants exercise price | $ / shares		$ 6.00	$ 10.00							$ 6.00
Minimum
EQUITY TRANSACTIONS
Options exercise price per share | $ / shares								$ 0.2
Minimum | Mr. Man San Vincent Law
EQUITY TRANSACTIONS
Voting power (in percent)					17.66%
Maximum
EQUITY TRANSACTIONS
Options exercise price per share | $ / shares								1.0
Maximum | Series A Warrants
EQUITY TRANSACTIONS
Warrants to purchase		1,556,667
Maximum | Series B Warrants
EQUITY TRANSACTIONS
Warrants to purchase		1,556,667
Maximum | Mr. Man San Vincent Law
EQUITY TRANSACTIONS
Voting power (in percent)						43.98%
Class A Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares						1,599,935,000	1,599,935,000
Ordinary shares, par value per share | $ / shares						$ 0.00005	$ 0.00005	$ 0.00005
Share-based compensation, shares						47,419,000,000	22,029,560,000
Private placement, ordinary shares issued							315,666,650,000	185,572,963
Ordinary shares issued						1,111,232,210	1,063,813,210
Ordinary shares, shares outstanding						1,111,232,210	1,063,813,210
Issuance of ordinary shares from exercise of share options, shares						10,000		38,141,120
Shares issued for asset acquisition				16,038,930			16,038,930,000	56,236,295
Aggregate consideration from shares issued from exercise of stock options | $								$ 2,496
Number of votes per share | Vote						1
Class A Ordinary shares | Business combinations
EQUITY TRANSACTIONS
Number of shares issued								56,236,295
Class A Ordinary shares | Private Placement
EQUITY TRANSACTIONS
Number of shares issued								185,572,963
Class A Ordinary shares | Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares						1,599,935,000
Number of shares issued								3,508,990
Class B Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares						400,000,000	400,000,000
Ordinary shares, par value per share | $ / shares						$ 0.00005	$ 0.00005
Ordinary shares issued						99	99
Ordinary shares, shares outstanding						99	99
Number of votes per share | Vote						10
Class A preference shares
EQUITY TRANSACTIONS
Private placement, ordinary shares issued								65,000
Preferred stock shares authorized						65,000	65,000
Class A preference shares | Mr. Man San Vincent Law
EQUITY TRANSACTIONS
Number of shares issued					65,000
Aggregate consideration from shares issued from exercise of stock options | $					$ 65,000,000
Share price | $ / shares					$ 1.0